Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Actuarial gains and losses	$ (390)	$ (2,998)
Hedging instruments and other	(11,169)	(13,801)
Valuation adjustments	$ (11,559)	$ (16,799)